Operations - Additional Information (Detail) $ / shares in Units, $ in Millions	Jun. 29, 2018 $ / shares shares	Dec. 14, 2017	Oct. 31, 2017	Oct. 19, 2017 USD ($)
Disclosure of subsidiaries [line items]
Number of preferred shares issued in the form of AD | shares	58,138,005
Global offering price | $ / shares	$ 16.15
Senior unsecured notes due 2024 [member]
Disclosure of subsidiaries [line items]
Interest rate (as a percent)			5.875%
Exchange rate		4.75
Azul Investment LLP [member] | Senior unsecured notes due 2024 [member]
Disclosure of subsidiaries [line items]
Interest rate (as a percent)				5.875%
Nominal amount | $				$ 400